SHARE-BASED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION PLAN [Abstract]
SHARE-BASED COMPENSATION PLAN
11.	SHARE-BASED COMPENSATION PLAN

Management Agreement
In order to align the Manager's interests with those of the Company, the Company has issued to the Manager restricted common shares equal to 2% of our outstanding common shares at par value of $0.01 per share. Any time additional common shares are issued, the Manager will receive restricted common shares to maintain the number of common shares issued to the Manager at 2% of our total outstanding common shares. During 2011, the Company issued to the Manager 4,612 shares at an average fair value of $14.45, in connection with the adoption of the 2011 Equity Incentive Plan. During 2010, the Company issued to the Manager 93,878 shares at a fair value of $30.24. These restricted shares are primarily non-transferable for three years from the date of issuance, except for a total of 149,183 restricted shares that are non-transferable for six years from the date of issuance.

2004 Stock Incentive Plan

As of December 31, 2010, the Company had a share-based compensation plan that had been active since 2004. The plan was cancelled in 2011. Total compensation cost related to the 2004 Stock Incentive Plan was $0.06 million for the year ended December 31, 2010, and was recorded within "General and Administrative expense" in the Statement of Operations. All the restricted shares to employees and non-employees had vested by the end of 2010.

2011 Equity Incentive Plan

In 2011, the Board of Directors decided to establish a new incentive plan involving a maximum of 400,000 restricted shares of which all 400,000 shares have been allocated among 23 persons employed in the management of the Company, the Manager and the members of the Board. The shares are considered restricted as the shares vest after a fixed day determined in the plan. The vesting period is four-year cliff vesting for 326,000 shares and five-year cliff vesting for 74,000 shares, that is, none of these shares may be sold during the first four or five years after grant, as applicable, and the shares are forfeited if the grantee discontinues working for the Company before that time. The holders of the restricted shares are entitled to voting rights as well as receive dividends paid in the period. Under the terms of the Plan, the directors, officers and certain key employees of the Company and the Manager are eligible to receive awards which include incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, restricted stock units and other equity-based awards.

The compensation cost is recognized on a straight-line basis over the vesting period and is presented as part of the general and administrative expenses. The total compensation cost related to restricted shares under the plan for the year ended December 31, 2011 was $1.3 million. The intrinsic value of restricted shares outstanding at December 31, 2011 was $4.7 million.

As of December 31, 2011, there were 400,000 restricted shares outstanding at a weighted-average grant date fair value of $23.88 for Employees of the Company including members of the Board, and of $22.06 for Non-employees which includes the Manager and to persons employed by the Manager. As of December 31, 2011, unrecognized compensation cost related to unvested restricted shares aggregated $6.7 million, which will be recognized over a weighted period of 3.42 years.

The tables below summarize the Company's restricted shares in connection with the 2011 Equity Incentive Plan as of December 31, 2011:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2011	-	-	-	-
Granted during the year	163,000	$23.88	237,000	$22.06
Vested during the year	-	-	-	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2011	163,000	$23.88	237,000	$22.06

Under the terms of the 2004 Stock Incentive Plan, 16,700 shares of restricted stock awards were granted to certain employees and non-employees during 2006. The restricted shares were granted on May 12, 2006 (the date the awards were approved by the Board) at a grant date fair value of $31.99 per share. At December 31, 2010, there were 16,700 restricted shares outstanding at a weighted-average grant date fair value of $31.99 for employees and $31.99 for non-employees. As of December 31, 2010, all restricted stocks are vested. As of December 31, 2009, unrecognized compensation cost related to unvested restricted stock aggregated $0.1 million.

The tables below summarize the Company's restricted stock awards as of December 31, 2010:

	Restricted shares– Employees	Weighted-average grant-date fair value– Employees	Restricted shares– Non-employees	Weighted-average grant-date fair value– Non-employees
Non-vested at January 1, 2010	2,425	$31.99	1,750	$31.99
Granted during the year	-	-	-	-
Vested during the year	2,425	-	1,750	-
Forfeited during the year	-	-	-	-
Non-vested at December 31, 2010	-	-	-	-